Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		57 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 13,715	$ 47,750
Operating Expenses
Advertising and Promotions	0	0	94,167
Contributed Services	0	0	111,781
Depreciation Expense	8,804	883	35,824
Legal Expense	182	11,957	108,789
Marketing Expense	8,907	1,473	187,374
Payroll Expense	72,334	69,625	1,099,930
Product Development	5,782	30,380	377,772
Professional Fees	20,360	19,584	288,409
Rent Expense	4,200	4,200	73,881
Research and Development	0	0	15,682
Subcontracted Services	0	0	158,199
Other Operating Expenses	30,598	48,918	1,350,289
Total Operating Expenses	151,164	187,021	3,902,097
Loss from Operations	(151,164)	(173,306)	(3,854,347)
Other income (expense)
Gain on asset theft, net	0	0	29,124
Change in Fair Value-Derivative	(40,754)	0	(127,871)
Impairment of Patent and Trademarks	0	0	(62,635)
Interest Expense	(17,567)	(497)	(31,101)
Interest Income	0	0	15,999
(Loss) Gain on Debt conversion, net	0	0	(102,252)
Income Tax Expense	0	(1,966)	(2,816)
Total Other income (expense)	(58,321)	(2,463)	(281,552)
Net Loss	(209,485)	(175,769)	(4,135,899)
Preferred stock dividends	(5,049)	(4,993)	(95,536)
Net loss applicable to common stock	$ (214,537)	$ (180,762)	$ (4,231,435)
Net loss per common share applicable to common stock:
Basic and diluted	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding:
Basic and diluted	28,893,365	24,814,776